CONSTRUCTION-IN-PROGRESS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	¥ 23,617,138,000			¥ 24,278,032,000
Transfer in from fixed assets for improvement/modifications (Note 6)	1,094,769,000			1,311,646,000
Other additions	857,898,000			207,682,000
Transfer to fixed assets (Note 6)	(729,886,000)			(1,653,431,000)
Transfer out to fixed assets after improvement/modifications (Note 6)	(1,978,860,000)			(1,203,378,000)
Closing net book amount	24,184,248,000	$ 3,517,453		23,617,138,000
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	1,430,671,000			790,308,000
Transfer in from fixed assets for improvement/modifications (Note 6)	1,094,769,000			1,311,646,000
Other additions	2,011,678,000			2,185,526,000
Transfer to fixed assets (Note 6)	(729,886,000)			(1,653,431,000)
Transfer out to fixed assets after improvement/modifications (Note 6)	(1,978,860,000)			(1,203,378,000)
Closing net book amount	1,828,372,000			1,430,671,000
Interest expense capitalised, construction-in-progress	0			0
Construction-in-progress, provision for write-down	¥ 15,456,000			¥ 15,456,000

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .